Additional Information about Servicing Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Servicing Assets, Changes in fair value due to:
Servicing Assets, Fair value, Ending Balance	$ 1,520	$ 534
Servicing Liabilities, Fair value, Ending Balance	3,712	936
Fair Value, Measurements, Recurring
Servicing Asset at Fair Value, Amount [Roll Forward]
Servicing Assets, Fair value, Beginning Balance	534
Servicing Assets, Additions	1,885	587
Servicing Assets, Changes in fair value due to:
Servicing Assets, Realization of expected cash flows	(555)	(53)
Servicing Assets, Changes in market inputs or assumptions used in the valuation model	(344)
Servicing Assets, Fair value, Ending Balance	1,520	534
Servicing Liabilities, Fair value, Beginning Balance	936
Servicing Liabilities, Fair value, Ending Balance	3,712	936
Servicing Liabilities, Additions	3,464	1,273
Servicing Liabilities, Changes in fair value due to:
Servicing Liabilities, Realization of expected cash flows	(1,275)	(337)
Servicing Liabilities, Changes in market inputs or assumptions used in the valuation model	$ 587